UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 24th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Aaron Chan
           --------------------------------------------------
Title:       Chief Compliance Officer
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Aaron Chan                     New York, New York      November 14, 2012
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   45
                                               -------------

Form 13F Information Table Value Total:             $336,825
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE

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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                   COM            037833100   17,860    26,772 SH                              26,772      0    0
APPLE INC                   COM            037833100    8,939    13,400 SH  PUT                         13,400      0    0
AUTOZONE INC                COM            053332102    8,528    23,070 SH                              23,070      0    0
BAZAARVOICE INC             COM            073271108    3,818   252,045 SH                             252,045      0    0
BEST BUY INC                COM            086516101      292    17,000 SH                              17,000      0    0
BEST BUY INC                COM            086516101    6,381   371,000 SH  CALL                             0      0    0
CENTURYLINK INC             COM            156700106   11,883   294,132 SH                             294,132      0    0
CINEMARK HOLDINGS INC       COM            17243V102    7,214   321,628 SH                             321,628      0    0
COMCAST CORP NEW            CL A           20030N101   17,333   484,914 SH                             484,914      0    0
COMCAST CORP NEW            CL A           20030N101    8,636   241,600 SH  PUT                        241,600      0    0
CROWN CASTLE INTL CORP      COM            228227104   14,216   221,784 SH                             221,784      0    0
CROWN CASTLE INTL CORP      COM            228227104    7,089   110,600 SH  PUT                        110,600      0    0
DEMANDWARE INC              COM            24802Y105      770    24,264 SH                              24,264      0    0
DIRECTV                     COM            25490A309   10,352   197,415 SH                             197,415      0    0
DIRECTV                     COM            25490A309    5,155    98,300 SH  PUT                         98,300      0    0
ECHOSTAR CORP               CL A           278768106    9,329   325,506 SH                             325,506      0    0
FLEXTRONICS INTL LTD        ORD            Y2573F102    2,279   379,876 SH                             379,876      0    0
GAMESTOP CORP NEW           CL A           36467W109    4,177   198,900 SH  CALL                             0      0    0
HASBRO INC                  COM            418056107    6,202   162,500 SH  CALL                             0      0    0
INTERXION HOLDING N.V.      SHS            N47279109   12,020   529,059 SH                             529,059      0    0
INTERXION HOLDING N.V.      SHS            N47279109    5,989   263,600 SH  PUT                        263,600      0    0
LAMAR ADVERTISING CO        CL A           512815101    3,624    97,803 SH                              97,803      0    0
LIBERTY GLOBAL INC          COM SER A      530555101    9,802   161,357 SH                             161,357      0    0
LIBERTY GLOBAL INC          COM SER C      530555309    3,224    57,042 SH                              57,042      0    0
LIBERTY INTERACTIVE CORP    LBT VENT COM A 53071M880    1,274    25,662 SH                              25,662      0    0
LIBERTY INTERACTIVE CORP    INT COM SER A  53071M104    8,699   470,202 SH                             470,202      0    0
LIBERTY MEDIA CORPORATION   LIB CAP COM A  530322106   11,057   106,233 SH                             106,233      0    0
LIONS GATE ENTMNT CORP      COM NEW        535919203    5,850   383,132 SH                             383,132      0    0
LIVEPERSON INC              COM            538146101    9,596   529,897 SH                             529,897      0    0
LIVEPERSON INC              COM            538146101    3,979   219,700 SH  PUT                        219,700      0    0
NEUSTAR INC                 CL A           64126X201    4,210   105,159 SH                             105,159      0    0
NIELSEN HOLDINGS N V        COM            N63218106    7,050   235,161 SH                             235,161      0    0
NXP SEMICONDUCTORS N V      COM            N6596X109    1,056    42,208 SH                              42,208      0    0
QUALCOMM INC                COM            747525103   14,721   235,644 SH                             235,644      0    0
QUALCOMM INC                COM            747525103    7,278   116,500 SH  PUT                        116,500      0    0
RIGNET INC                  COM            766582100    9,901   535,182 SH                             535,182      0    0
SCRIPPS E W CO OHIO         CL A NEW       811054402    6,440   604,706 SH                             604,706      0    0
SEARS HLDGS CORP            COM            812350106    4,273    82,700 SH  CALL                             0      0    0
SIGNET JEWELERS LIMITED     SHS            G81276100   10,232   209,836 SH                             209,836      0    0
SIGNET JEWELERS LIMITED     SHS            G81276100    5,841   119,800 SH  PUT                        119,800      0    0
SIRIUS XM RADIO INC         COM            82967N108    7,057 2,724,734 SH                           2,724,734      0    0
SONIC AUTOMOTIVE INC        CL A           83545G102    8,437   444,515 SH                             444,515      0    0
THOR INDS INC               COM            885160101    7,270   200,167 SH                             200,167      0    0
ULTIMATE SOFTWARE GROUP INC COM            90385D107   11,672   114,324 SH                             114,324      0    0
ULTIMATE SOFTWARE GROUP INC COM            90385D107    5,820    57,000 SH  PUT                         57,000      0    0
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